Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Summary of stock options outstanding, exercisable and vested or expected to vest

A summary of stock option activity under the Company’s 2015 Plan and 2020 Plan for the years ended December 31, 2021 and 2020 is as follows:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
		Exercise	Term	Value
	Number of Shares	Price	(years)	(in thousands)
Outstanding, December 31, 2020	917,437	$13.68	8.1	$2,070
Granted	497,517	$12.63
Exercised	(3,305)	$7.91
Forfeited	(24,838)	$15.54
Outstanding, December 31, 2021	1,386,811	$13.28	7.8	$179
Vested and exercisable, December 31, 2021	394,437	$10.47	5.3	$159

Schedule of RSU activity

	Number of	Weighted-
	Shares	Average
	Underlying	Grant Date
	RSUs	Fair Value
Unvested, December 31, 2020	147,883	$17.00
Granted	94,082	$14.25
Vested	—	$—
Forfeited	(5,980)	$13.85
Unvested, December 31, 2021	235,985	$15.98

Schedule of stock-based compensation expense recognized

Stock-based compensation expense recognized during the years ended December 31, 2021 and 2020 comprised of the following (in thousands):

	Year Ended
	December 31,
	2021	2020
Sales and marketing	$654	$108
General and administrative	2,186	553
Research and development	531	93
Cost of goods sold	164	25
Total stock-based compensation expense	$3,535	$779

Summary of weighted-average assumptions were used to determine the fair value of options

The following weighted-average assumptions were used to determine the fair value of options during the years ended December 31, 2021 and 2020:

	Year Ended
	December 31,
	2021	2020
Expected term (years)	5.9	6.2
Risk-free interest rate	0.96%	0.50%
Volatility factor	64%	55%
Dividend yield	—	—